Changes in accounting estimates and policies	12 Months Ended
Dec. 31, 2019
Disclosure Of Changes In Accounting Estimates Explanatory [Abstract]
Disclosure of changes in accounting estimates [text block]
Note 4

Changes in accounting estimates and policies

4.1

Changes in accounting estimates

There have been no changes in the methodologies used to determine such estimates in the periods presented.

4.2

Changes in accounting policies

The accounting principles and criteria were applied consistently
,
except for the following:

(a)	The Company’s consolidated financial statements as of December 31, 2019, show changes in the accounting policies over the previous period due to the application of IFRS 16 as of January 1, 2019.

During 2018, management initially measured the impact of adopting IFRS 16 from the date the standard became effective, which it determined by evaluating its lease contracts. These assets should be recorded on the initial application date as right-of-use assets, depending on their nature and lease terms, and they will be amortized over the shorter of their contractual period or useful life.

Contracts were evaluated for evidence of a lease under IFRS 16, and right-of-use assets were identified that included: trucks, cranes, excavators, property (buildings, warehouses, storerooms, land), where SQM has the power to control them during the contract, without the supplier changing its operating instructions.

The Company constructed a debt curve based on the Company’s public debt instruments at the valuation date to determine the discount rate for the estimated initial measurement. The rates used to discount the right-of-use asset and the leasing liability were estimated according to the contract currencies (USD, EURO, Mexican peso, UF and CLP) and terms.

The Company chose to
fully apply the  simplified transaction approach. The Company chose to apply the simplified transition approach. Under this method, the cumulative effect of initially applying the standard is recognized at January 1, 2019 and comparative amounts are not restated. As the amount of right-of-use assets recognized was equal to the lease liability, there was no impact on retained earnings as a result of the adoption of IFRS 16.

The values of right-of-use assets and leasing liabilities for contracts classified under IFRS 16 amounted ThUS$ 45,115 as of January 1, 2019. The weighted average of the incremental lease loan rate applied to lease liabilities recognized in the statement of financial position on the adoption date is 8.08%.

The difference generated between operating lease commitments disclosed applying IAS 17 on December 31, 2018, and lease liabilities recognized on the date of initial application under IFRS 16 is primarily because most of the payment agreements with suppliers are negotiated on variable terms.

(b)	The Company’s consolidated financial statements as of December 31, 2018 show changes in the accounting policies since the previous period due to the application of IFRS 9 as of January 1, 2018.

The application of IFRS 9 had an impact of ThUS$ 2,301 (ThUS$ 1,680 net of deferred taxes), as of January 1, 2018 due to the application of the new impairment model in equity in accordance with IAS 8.